Simplify US Equity PLUS Bitcoin Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.4%
Alternative Funds – 9.8%
VanEck Bitcoin ETF* ........................................................ 209,151 $ 4,007,334
Equity Funds – 89.6%
iShares Core S&P 500 ETF(a) ................................................ 55,643 36,346,564
Total U.S. Exchange-Traded Funds (Cost $40,312,742) ................................ 40,353,898
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)
(Cost $26,100) ........................................................... 26,100 26,100
Total Investments – 99.5%
(Cost $40,338,842) ............................................................. $ 40,379,998
Other Assets in Excess of Liabilities – 0.5% ............................................ 188,446
Net Assets – 100.0% ............................................................. $ 40,568,444
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ........................ 13 $ 4,270,988 6/18/26 $ (60,168)